Property and Equipment, Net (Details) - Schedule of Property and Equipment Net - Property, Plant and Equipment [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,178,443	$ 8,589,303
Less: accumulated depreciation	(3,444,030)	(2,717,528)
Less: impairment on property and equipment	(272,350)
Total property and equipment, net	5,462,063	5,871,775
Bakery production equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,646,294	1,618,358
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	100,427	85,149
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	825,337	596,579
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,606,385	$ 6,289,217